UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Knights of Columbus Core Bond Fund

Knights of Columbus Limited Duration Bond Fund

Knights of Columbus Large Cap Growth Fund

Knights of Columbus Large Cap Value Fund

Knights of Columbus Small Cap Equity Fund

Knights of Columbus International Equity Fund

Semi-Annual Report	April 30, 2016

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

LETTER TO SHAREHOLDERS

Dear Shareholders:

Knights of Columbus Asset Advisors is pleased to present our semi-annual report for April 30, 2016. During the past year, we passed the milestone of our first anniversary for the Institutional Shares and the launch of the S Shares for each of our mutual funds. While we’re never entirely satisfied with the performance of our portfolios, five of the six funds outperformed the average fund in the appropriate peer group. In general, each performed in line with expectations given market drivers and gyrations, and we optimistically look forward to delivering investment results that maintain fidelity to the Catholic faith in the years to come.

Our fixed income mutual funds have maintained their consistent adherence to pure, high-grade focused portfolios that avoid junk bonds, currency bets, and esoteric derivative securities. This approach tends to work well in stable as well as volatile markets when there is a flight to quality, but when the market rewards riskier securities, we will likely underperform the broad universe because of our high quality focus. We believe that bonds should be the anchor to an investment portfolio, and this is the exact strategy that we have successfully used for the Knights of Columbus $20 billion fixed income portfolio for many decades.

Our equity mutual funds, sub-advised by Boston Advisors, spent much of the year positioned defensively which was helpful during the S&P 500 Index’s fall from a high on November 3, 2015 to a low on February 11, 2016. However, our equity funds generally gave back some of that relative outperformance toward the end of this reporting year as lower quality stocks tended to lead the market off February’s nadir. What follows is a review of each the funds’ absolute and relative performance for the year since the prior semi-annual report was issued.

Knights of Columbus Core Bond Fund — Institutional Shares

Knights of Columbus Core Bond Fund (the “Fund”) returned 2.35% outperforming the 1.81% return of the average fund in the Lipper Core Bond Classification by 0.54%, and ranked in the top 29% of the 490 funds in the category. The benchmark Barclays US Aggregate Bond Index returned 2.72% for the same period. Since inception on February 27, 2015, the Fund has an annualized total return of 1.94%.

Knights of Columbus Limited Duration Bond Fund — Institutional Shares

Knights of Columbus Limited Duration Bond Fund (the “Fund”) returned 0.74% outperforming the 0.57% return of the average fund in the Lipper Short Investment Grade Debt Classification by 0.17%, and ranked in the top 48% of the 302 funds in the category. The Barclays 1-3 Year Government/Credit Index returned 1.10% for the same period. Since inception on February 27, 2015, the Fund has an annualized total return of 0.75%.

Knights of Columbus Large Cap Growth Fund — Institutional Shares

Knights of Columbus Large Cap Growth Fund (the “Fund”) returned -3.02% outperforming the -4.40% return of the average fund in the Lipper Multi-Cap Growth Classification by 1.38%, and ranked in the top 43% of the 606 funds in the category. The benchmark Russell 1000 Growth Index returned 1.07% for the same period. Since inception on February 27, 2015, the Fund has an annualized total return of -3.59%.

Knights of Columbus Large Cap Value Fund — Institutional Shares

Knights of Columbus Large Cap Value Fund (the “Fund”) returned -3.09% outperforming the -3.50% return of the average fund in the Lipper Multi-Cap Value Classification by 0.41%, and ranked in the top 45% of the 310 funds in the category. The benchmark Russell 1000 Value Index returned
-0.40% for the same period. Since inception on February 27, 2015, the Fund has an annualized total return of -3.62%.

Knights of Columbus Small Cap Equity Fund — Institutional Shares

Knights of Columbus Small Cap Equity Fund (the “Fund”) returned -7.15% underperforming the -5.01% return of the average fund in the Lipper Small Cap Core Classification by 2.14%, and ranked in the top 76% of the 789 funds in the category. The benchmark Russell 2000 Index returned
-5.94% for the same period. Since inception on February 27, 2015, the Fund has an annualized total return of -6.26%.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

Knights of Columbus International Equity Fund — Institutional Shares

Knights of Columbus International Equity Fund (the “Fund”) returned -9.22% outperforming the -9.74% return of the average fund in the Lipper International Multi-Cap Core Classification by 0.52%, and ranked in the top 38% of the 423 funds in the category. The benchmark FTSE All-World ex-US Index returned -10.40% for the same period. Since inception on February 27, 2015, the Fund has an annualized total return of -6.45%.

Sincerely,

Anthony V. Minopoli

President & Chief Investment Officer

The information provided herein represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-844-KC-FUNDS or visit www.kofcassetadvisors.org.

Mutual fund investing involves risk. Some mutual funds have more risk than others. The investment return and principal value will fluctuate and shares when sold may be worth more or less than the original cost. Fixed income investments are subject to interest rate risk, and their value will decline as interest rates rise. Asset allocation and diversification do not assure a profit or protect against loss in declining markets. There is no guarantee a Fund’s objectives will be achieved. The risks associated with each fund are explained more fully in each fund’s respective prospectus. Investors should consult with their attorney, accountant, and/or tax professional for advice concerning their particular situation.

Definition of Comparative Indices

Barclays US Aggregate Bond Index

The Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Provided the necessary inclusion rules are met, US Aggregate eligible securities also contribute to the multi-currency Global Aggregate Index and the US Universal Index, which includes high yield and emerging markets debt. The US Aggregate Bond Index was created in 1986.

Barclays 1-3 Year US Government/Credit Index

The Barclays US Government/Credit Index is the non-securitized component of the US Aggregate Index and was the first macro index launched by Barclays Capital. The US Government/Credit Index includes Treasuries (i.e., public obligations of the US Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The US Government/Credit Index was launched on January 1, 1979 and is a subset of the US Aggregate Index. The 1-3 year index includes all medium and larger issues of US government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued.

Russell 1000 Growth Index

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Russell 1000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

Russell 1000 Value Index

The Russell 1000 Value Index measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

Russell 2000 Index

The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

FTSE All-World Ex-US Index

The FTSE All-World ex-US Index is one of a number of indexes designed to help investors benchmark their international investments. The index comprises Large and Mid-cap stocks providing coverage of Developed and Emerging Markets excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

S&P 500 Index

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 29.4%
	Face Amount	Value
CONSUMER DISCRETIONARY — 1.5%
Dollar General
3.250%, 04/15/23	$300,000	$302,325
Ford Motor Credit
5.875%, 08/02/21	300,000	346,314

		648,639

CONSUMER STAPLES — 3.5%
Anheuser-Busch InBev Finance
4.900%, 02/01/46	300,000	340,217
ConAgra Foods
3.200%, 01/25/23	235,000	237,350
Kraft Heinz Foods
5.000%, 06/04/42	300,000	334,457
Mead Johnson Nutrition
4.125%, 11/15/25	300,000	321,023
Walgreens Boots Alliance
2.700%, 11/18/19	300,000	310,187

		1,543,234

ENERGY — 2.6%
Anadarko Petroleum
5.950%, 09/15/16	300,000	305,820
ConocoPhillips
4.950%, 03/15/26	300,000	331,613
Enterprise Products Operating
3.950%, 02/15/27	300,000	310,680
Western Gas Partners
2.600%, 08/15/18	220,000	213,409

		1,161,522

FINANCIALS — 11.1%
Aon
3.875%, 12/15/25	200,000	205,696

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Ares Capital
4.875%, 11/30/18	$500,000	$516,313
Bank of America MTN
4.000%, 01/22/25	300,000	300,452
Crown Castle Towers
3.222%, 05/15/22 (A)	300,000	302,250
Goldman Sachs Group
3.500%, 01/23/25	300,000	303,383
Huntington National Bank
2.200%, 11/06/18	300,000	302,249
Legg Mason
4.750%, 03/15/26	300,000	311,277
Morgan Stanley MTN
4.875%, 11/01/22	300,000	326,402
National Retail Properties
3.900%, 06/15/24	300,000	309,457
PNC Bank
1.800%, 11/05/18	300,000	302,850
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	302,019
TIAA Asset Management Finance
4.125%, 11/01/24 (A)	800,000	826,463
Vornado Realty
5.000%, 01/15/22	300,000	326,081
Wells Fargo
7.980%, 03/15/18 (B)	300,000	312,000

		4,946,892

INDUSTRIALS — 4.0%
Air Lease
5.625%, 04/01/17	250,000	258,120
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	575,446	558,183
Burlington Northern Santa Fe
3.450%, 09/15/21	300,000	323,907
Ryder System MTN
3.450%, 11/15/21	300,000	307,742
Transurban Finance
4.125%, 02/02/26 (A)	300,000	310,877

		1,758,829

INFORMATION TECHNOLOGY — 0.5%
Oracle
4.125%, 05/15/45	200,000	207,049

MATERIALS — 2.5%
Alcoa
5.550%, 02/01/17	300,000	307,944
Dow Chemical
4.375%, 11/15/42	200,000	197,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
Nucor
4.000%, 08/01/23	$300,000	$314,242
Rio Tinto Finance USA
2.250%, 12/14/18	300,000	303,639

		1,122,965

TELECOMMUNICATION SERVICES — 2.5%
AT&T
3.950%, 01/15/25	300,000	315,180
Rogers Communications
4.100%, 10/01/23	300,000	326,388
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	200,000	192,484
Verizon Communications
4.272%, 01/15/36	300,000	301,668

		1,135,720

UTILITIES — 1.2%
AEP Texas Central
3.850%, 10/01/25 (A)	300,000	313,288
Berkshire Hathaway Energy
4.500%, 02/01/45	200,000	221,910

		535,198

Total Corporate Obligations (Cost $12,887,870)		13,060,048

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.0%

FHLMC
3.500%, 11/01/44	1,768,032	1,853,575
3.000%, 02/01/45	1,372,109	1,407,084
2.500%, 02/01/30	868,741	894,137
FNMA
4.500%, 02/01/41	1,932,295	2,108,342
4.000%, 03/01/35	781,492	837,416
4.000%, 01/01/42	1,390,492	1,490,460
GNMA, Ser 2011-143, Cl AB
3.870%, 03/16/33 (B)	203,891	204,539
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	975,519	1,001,444

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $9,744,397)		9,796,997

U.S. TREASURY OBLIGATIONS — 18.5%

U.S. Treasury Bonds
4.625%, 02/15/40	600,000	829,711
4.500%, 02/15/36	250,000	340,108
3.750%, 08/15/41	1,150,000	1,405,740
3.000%, 05/15/45	850,000	909,401

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
U.S. Treasury Notes
2.625%, 11/15/20	$1,000,000	$1,060,430
2.000%, 05/31/21	1,750,000	1,808,433
0.875%, 10/15/18	1,000,000	1,000,547
0.750%, 04/15/18	900,000	899,438

Total U.S. Treasury Obligations (Cost $8,164,270)		8,253,808

ASSET-BACKED SECURITIES — 15.8%

CNH Equipment Trust, Ser 2015-B, Cl B
2.230%, 10/17/22	450,000	451,201
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	87,500	82,738
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28 (A)	348,308	344,459
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42 (A)	206,544	212,802
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40 (A)	356,627	342,807
Flagship Credit Auto Trust, Ser 2016-1, Cl A
2.770%, 12/15/20 (A)	374,969	376,476
John Deere Owner Trust, Ser 2015-B, Cl A4
1.780%, 06/15/22	500,000	500,016
Nissan Auto Lease Trust, Ser 2014-B, Cl A4
1.290%, 03/16/20	400,000	400,631
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/25	990,644	1,012,716
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	252,032	250,496
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40 (A)	301,290	305,056
TCF Auto Receivables Owner Trust, Ser 2014-1A, Cl A3
1.000%, 09/17/18 (A)	436,398	436,094
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/35	978,807	996,264
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	953,942	969,468

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2016 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45 (A)	$373,125	$367,528

Total Asset-Backed Securities (Cost $7,033,012)		7,048,752

MORTGAGE-BACKED SECURITIES — 9.9%

Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	400,000	443,357
COMM Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/47	400,000	416,996
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
2.439%, 10/25/28 (B)	250,000	251,239
FREMF Mortgage Trust, Ser 2012-K21, Cl B
4.071%, 07/25/45 (A),(B)	280,000	292,305
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A3
4.473%, 03/10/44 (A)	49,928	49,922
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A),(B)	404,348	413,897
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	400,000	411,053
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A2
2.916%, 02/15/47	400,000	411,436
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	500,000	545,035
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A),(B)	383,754	388,971
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A),(B)	304,134	308,807
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A),(B)	467,681	476,277

Total Mortgage-Backed Securities (Cost $4,398,543)		4,409,295

SOVEREIGN DEBT — 3.4%
	Face Amount	Value
Province of Ontario Canada
1.625%, 01/18/19	$1,000,000	$1,005,467
Province of Quebec Canada
2.500%, 04/20/26	500,000	499,390

Total Sovereign Debt (Cost $1,506,042)		1,504,857

Total Investments — 99.0% (Cost $43,734,134)		$44,073,757

Percentages based on Net Assets of $44,499,238.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities amounted to $6,593,997 or 14.8% of net assets.

(B)	Floating rate security — The rate reported is the rate in effect on April 30, 2016.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of April 30, 2016, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-month period ended April 30, 2016, there was a transfer between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value. Transfers between levels, if any, are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 39.6%
	Face Amount	Value
U.S. Treasury Notes
2.750%, 12/31/17	$2,000,000	$2,066,016
2.625%, 01/31/18	1,200,000	1,238,766
2.625%, 04/30/18	250,000	259,160
2.375%, 07/31/17	100,000	102,109
2.250%, 11/30/17	500,000	511,934
1.875%, 10/31/17	150,000	152,596
1.750%, 10/31/18	207,000	211,633
1.500%, 07/31/16	130,000	130,374
1.375%, 09/30/18	150,000	151,893
1.250%, 04/30/19	200,000	201,922
1.000%, 10/31/16	200,000	200,562
1.000%, 03/31/17	200,000	200,766
1.000%, 12/15/17	2,000,000	2,008,672
1.000%, 02/15/18	2,000,000	2,008,672
0.875%, 01/15/18	1,200,000	1,202,672
0.875%, 01/31/18	1,250,000	1,252,784
0.875%, 03/31/18	3,000,000	3,005,858
0.875%, 10/15/18	1,900,000	1,901,039
0.750%, 10/31/17	1,500,000	1,500,938
0.750%, 04/15/18	1,850,000	1,848,844

Total U.S. Treasury Obligations (Cost $20,097,291)		20,157,210

CORPORATE OBLIGATIONS — 26.1%
CONSUMER DISCRETIONARY — 1.2%
Ford Motor Credit
2.021%, 05/03/19	250,000	249,999
General Motors Financial
3.100%, 01/15/19	200,000	204,946
Toyota Motor Credit MTN
2.100%, 01/17/19	10,000	10,206
2.050%, 01/12/17	150,000	151,300

		616,451

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — 3.1%
Anheuser-Busch InBev Finance
1.900%, 02/01/19	$250,000	$253,583
Campbell Soup
3.050%, 07/15/17	250,000	256,078
Coca-Cola Enterprises
2.000%, 08/19/16	250,000	250,620
ConAgra Foods
2.100%, 03/15/18	250,000	251,813
CVS Health
5.750%, 06/01/17	250,000	262,578
Kraft Heinz Foods
2.000%, 07/02/18 (A)	300,000	303,026

		1,577,698

ENERGY — 3.6%
Anadarko Petroleum
6.375%, 09/15/17	64,000	67,952
BP Capital Markets
1.676%, 05/03/19	350,000	350,551
Canadian Natural Resources
5.700%, 05/15/17	250,000	257,636
Chevron
1.344%, 11/09/17	250,000	251,193
Columbia Pipeline Group
2.450%, 06/01/18 (A)	300,000	299,633
Devon Energy
6.300%, 01/15/19	200,000	209,455
Occidental Petroleum
1.750%, 02/15/17	150,000	151,264
Shell International Finance BV
2.000%, 11/15/18	10,000	10,182
1.900%, 08/10/18	5,000	5,067
Western Gas Partners
2.600%, 08/15/18	225,000	218,259

		1,821,192

FINANCIALS — 10.7%
American Tower
4.500%, 01/15/18	250,000	261,335
Ares Capital
4.875%, 11/30/18	500,000	516,314
Bank of America MTN
2.650%, 04/01/19	250,000	255,093
Bank of Nova Scotia
1.375%, 12/18/17	250,000	250,416
Camden Property Trust
5.700%, 05/15/17	250,000	259,828
Citigroup
1.850%, 11/24/17	250,000	250,888
Citizens Bank MTN
2.500%, 03/14/19	250,000	252,825

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Discover Bank
2.600%, 11/13/18	$400,000	$403,940
Goldman Sachs Group
5.950%, 01/18/18	250,000	267,483
Huntington National Bank
2.200%, 11/06/18	300,000	302,249
JPMorgan Chase MTN
1.350%, 02/15/17	250,000	250,751
KeyBank
2.350%, 03/08/19	300,000	303,626
Morgan Stanley
1.875%, 01/05/18	250,000	251,098
PNC Bank
1.800%, 11/05/18	300,000	302,850
Roman Catholic Church of the Diocese of Phoenix
2.500%, 06/01/18	300,000	302,019
Suncorp-Metway MTN
2.100%, 05/03/19 (A)	250,000	250,967
Toronto-Dominion Bank MTN
1.950%, 01/22/19	250,000	252,833
Wells Fargo MTN
1.515%, 07/22/20 (B)	500,000	500,385

		5,434,900

HEALTH CARE — 0.5%
Celgene
2.250%, 05/15/19	250,000	252,896

INDUSTRIALS — 1.8%
Air Lease
5.625%, 04/01/17	250,000	258,120
Aviation Capital Group
3.875%, 09/27/16 (A)	300,000	301,890
Caterpillar
5.700%, 08/15/16	100,000	101,413
Caterpillar Financial Services MTN
1.625%, 06/01/17	50,000	50,384
Emerson Electric
5.125%, 12/01/16	100,000	102,518
John Deere Capital MTN
5.350%, 04/03/18	100,000	107,832
2.000%, 01/13/17	10,000	10,080
1.850%, 09/15/16	5,000	5,022

		937,259

MATERIALS — 0.9%
Eastman Chemical
2.400%, 06/01/17	250,000	252,505
Glencore Finance Canada
2.700%, 10/25/17 (A)	200,000	199,000

		451,505

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — 1.8%
AT&T
2.400%, 03/15/17	$250,000	$252,571
Unison Ground Lease Funding
2.981%, 03/15/20 (A)	400,000	384,967
Vodafone Group
5.625%, 02/27/17	250,000	259,187

		896,725

UTILITIES — 2.5%
Dayton Power & Light
1.875%, 09/15/16	250,000	250,645
Dominion Resources
1.950%, 08/15/16	250,000	250,728
Duke Energy
1.625%, 08/15/17	250,000	250,608
Exelon
1.550%, 06/09/17	300,000	299,941
NextEra Energy Capital Holdings
1.586%, 06/01/17	250,000	250,462

		1,302,384

Total Corporate Obligations (Cost $13,264,044)		13,291,010

ASSET-BACKED SECURITIES — 14.5%

AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A2A
1.420%, 10/08/19	400,000	399,786
CarMax Auto Owner Trust, Ser 2014-2, Cl C
2.080%, 01/15/20	400,000	399,399
CarMax Auto Owner Trust, Ser 2014-1, Cl A3
0.790%, 10/15/18	162,659	162,370
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/19	400,000	400,288
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/20	225,000	241,617
CNH Equipment Trust, Ser 2015-B, Cl B
2.230%, 10/17/22	300,000	300,801
Cronos Containers Program, Ser 2013-1A, Cl A
3.080%, 04/18/28 (A)	87,500	82,738
Diamond Head Aviation, Ser 2015-1, Cl A
3.810%, 07/14/28 (A)	348,308	344,459

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2016 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Domino’s Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/42 (A)	$295,063	$304,003
ECAF, Ser 2015-1A, Cl A1
3.473%, 06/15/40 (A)	267,470	257,105
First Investors Auto Owner Trust, Ser 2015-2A, Cl A1
1.590%, 12/16/19 (A)	122,131	121,903
Flagship Credit Auto Trust, Ser 2016-1, Cl A
2.770%, 12/15/20 (A)	468,711	470,595
Ford Credit Auto Owner Trust, Ser 2012-C, Cl C
1.690%, 04/15/18	375,000	375,559
Ford Credit Auto Owner Trust, Ser 2014-B, Cl A3
0.900%, 10/15/18	358,636	358,485
John Deere Owner Trust, Ser 2015-B, Cl A4
1.780%, 06/15/22	500,000	500,017
Master Credit Card Trust II, Ser 2016-1A, Cl B
1.930%, 09/23/19 (A)	300,000	299,987
Nissan Auto Lease Trust, Ser 2014-B, Cl A4
1.290%, 03/16/20	375,000	375,592
Santander Drive Auto Receivables Trust, Ser 2014-5, Cl B
1.760%, 09/16/19	175,000	175,286
Sierra Timeshare Receivables Funding, Ser 2013-3A, Cl B
2.700%, 10/20/30 (A)	252,032	250,496
Spirit Master Funding, Ser 2014-1A, Cl A1
5.050%, 07/20/40 (A)	301,601	305,371
TAL Advantage, Ser 2013-1A, Cl A
2.830%, 02/22/38 (A)	341,667	322,480
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl B
2.490%, 04/15/21 (A)	400,000	406,086
Wendys Funding, Ser 2015-1A, Cl A2I
3.371%, 06/15/45 (A)	373,125	367,528
World Omni Auto Receivables Trust, Ser 2013-B, Cl A3
0.830%, 08/15/18	155,173	155,092

Total Asset-Backed Securities (Cost $7,429,626)		7,377,043

MORTGAGE-BACKED SECURITIES — 7.6%
	Face Amount	Value
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A1
1.392%, 07/10/47	$293,966	$293,354
Commercial Mortgage Trust, Ser 2012-CR2, Cl A2
2.025%, 08/15/45	152,807	153,507
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
2.439%, 10/25/28 (B)	250,000	251,239
FREMF Mortgage Trust, Ser 2011-K703, Cl B
5.045%, 07/25/44 (A),(B)	380,000	396,918
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A3
4.473%, 03/10/44 (A)	43,687	43,682
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (A)	39,517	40,984
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43 (A)	375,000	400,457
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/46 (A)	370,160	386,239
JPMorgan Trust, Ser 2015-3, Cl A5
3.500%, 05/25/45 (A),(B)	404,348	413,898
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl A2
2.936%, 11/15/46	267,000	274,378
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (A),(B)	304,134	308,807
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/63	390,000	392,650
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	68,313	68,325
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A2
3.240%, 03/15/44 (A)	35,804	35,790
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl A1
1.413%, 08/15/47	286,796	286,711

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION BOND FUND
APRIL 30, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
WFRBS Commercial Mortgage Trust, Ser 2013-C18, Cl A1
1.191%, 12/15/46	$92,029	$91,808

Total Mortgage-Backed Securities (Cost $3,856,707)		3,838,747

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%

FHLB
5.375%, 05/18/16	75,000	75,170
4.750%, 12/16/16	500,000	513,023
FHLMC
3.750%, 03/27/19	150,000	161,811
0.750%, 01/12/18	1,000,000	998,709
0.750%, 04/09/18	1,000,000	998,657

Total U.S. Government Agency Obligations (Cost $2,742,838)		2,747,370

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.6%

FHLMC
6.000%, 01/01/37	1,858	2,103
6.000%, 11/01/37	6,137	7,007
5.500%, 07/01/34	8,667	9,751
4.000%, 03/01/39	19,276	20,598
FNMA
6.000%, 05/01/36	1,669	1,907
6.000%, 08/01/36	1,753	1,999
6.000%, 11/01/37	6,154	7,013
5.500%, 07/01/38	7,786	8,749
GNMA
8.000%, 05/15/30	778	782
6.000%, 03/15/32	3,274	3,787
6.000%, 09/15/33	13,847	16,010
6.000%, 09/15/37	7,739	8,729
5.500%, 06/15/38	7,069	7,930
5.000%, 06/15/33	6,231	6,975
GNMA, Ser 2011-143, Cl AB
3.870%, 03/16/33 (B)	203,891	204,539
GNMA, Ser 2015-78, Cl A
2.918%, 06/16/40	975,519	1,001,444

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $1,315,923)		1,309,323

SOVEREIGN DEBT — 2.0%
Province of Ontario Canada
1.625%, 01/18/19	1,000,000	1,005,467

(Cost $1,007,536)		1,005,467

MUNICIPAL BOND — 0.6%
	Face Amount	Value
Oregon State Facilities Authority, Ser B
2.100%, 04/01/17	$300,000	$300,912

Total Municipal Bond (Cost $300,000)		300,912

Total Investments — 98.4% (Cost $50,013,965)		$50,027,082

Percentages based on Net Assets of $50,838,469.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities amounted to $7,299,009 or 14.4% of net assets.

(B)	Floating rate security — The rate reported is the rate in effect on April 30, 2016.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

Ser — Series

As of April 30, 2016, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-month period ended April 30, 2016, there was a transfer between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value. Transfers between levels, if any, are considered to have occurred as of the end of the period.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%†
	Shares	Value
CONSUMER DISCRETIONARY — 21.5%
Amazon.com *	630	$415,542
AMC Networks, Cl A *	1,990	129,808
Comcast, Cl A	10,495	637,677
Darden Restaurants	3,625	225,656
Discovery Communications, Cl A *	6,120	167,137
Goodyear Tire & Rubber	3,920	113,562
Hasbro	2,190	185,362
Helen of Troy *	2,030	202,046
Home Depot	5,470	732,378
JC Penney *	12,890	119,619
Macy’s	3,760	148,858
Mohawk Industries *	1,000	192,630
Netflix *	1,310	117,939
Newell Brands	3,010	137,075
O’Reilly Automotive *	1,175	308,649
Pool	2,785	243,437
ServiceMaster Global Holdings *	6,595	252,720
Target	3,305	262,748
Walt Disney	5,530	571,028

		5,163,871

CONSUMER STAPLES — 13.1%
Clorox	2,060	257,974
Colgate-Palmolive	5,470	387,932
CVS Health	4,485	450,742
Dr Pepper Snapple Group	4,050	368,186
General Mills	4,430	271,736
Hershey	1,995	185,754
Hormel Foods	6,140	236,697
Ingredion	2,290	263,556
Kroger	8,400	297,276
Spectrum Brands Holdings	2,170	246,512
Sysco	3,750	172,763

		3,139,128

ENERGY — 1.1%
Tesoro	1,440	114,754
World Fuel Services	2,955	138,087

		252,841

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 2.0%
CBRE Group, Cl A *	4,445	$131,705
E*TRADE Financial *	4,185	105,379
Morgan Stanley	6,040	163,443
Tanger Factory Outlet Centers ‡	2,231	78,263

		478,790

HEALTH CARE — 19.7%
Amgen	3,710	587,292
Baxalta	6,430	269,739
Cardinal Health	3,340	262,056
Celgene *	3,675	380,032
Centene *	2,880	178,445
Cigna	1,710	236,903
Express Scripts Holding *	2,670	196,859
Gilead Sciences	5,880	518,674
ICON *	4,320	291,946
Jazz Pharmaceuticals *	1,975	297,633
McKesson	1,415	237,465
Molina Healthcare *	2,930	151,657
Prestige Brands Holdings *	3,530	200,433
Regeneron Pharmaceuticals *	515	194,006
UnitedHealth Group	4,210	554,374
United Therapeutics *	1,710	179,892

		4,737,406

INDUSTRIALS — 6.9%
Caterpillar	3,090	240,155
Copart *	4,860	208,202
Deere	2,955	248,545
Eaton	4,185	264,785
EMCOR Group	3,740	181,315
JetBlue Airways *	5,510	109,043
PACCAR	3,920	230,927
United Rentals *	2,475	165,652

		1,648,624

INFORMATION TECHNOLOGY — 31.0%
Alphabet, Cl A *	1,870	1,323,735
Apple	12,880	1,207,371
Broadridge Financial Solutions	4,370	261,501
Cadence Design Systems *	7,310	169,519
Check Point Software Technologies *	2,575	213,390
Citrix Systems *	2,320	189,869
Convergys	7,665	203,123
CoreLogic *	4,955	175,803
eBay *	5,025	122,761
Electronic Arts *	4,530	280,181
Euronet Worldwide *	2,340	180,414
Facebook, Cl A *	7,525	884,790
Fiserv *	2,745	268,241
Maxim Integrated Products	5,335	190,566
Microsoft	14,460	721,120
QUALCOMM	3,270	165,200
Vantiv, Cl A *	4,050	220,887

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
VeriSign *	1,855	$160,272
Visa, Cl A	6,460	498,971

		7,437,714

MATERIALS — 1.2%
LyondellBasell Industries, Cl A	2,870	237,263
Westlake Chemical	1,190	59,726

		296,989

Total Common Stock (Cost $22,779,833)		23,155,363

RIGHTS — 0.0%
	Number Of Rights
Dyax, Expires 12/31/19 * (Cost $—)	4,700	—

Total Investments — 96.5% (Cost $22,779,833)		$23,155,363

Percentages based on Net Assets of $23,996,810.

*	Non-income producing security.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes .

‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2016, all of the Fund’s investments, with the exception of the rights, were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles. The rights were considered Level 2.

For the six-month period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.0%†
	Shares	Value
CONSUMER DISCRETIONARY — 8.9%
Best Buy	8,590	$275,567
Brunswick	2,524	121,228
Darden Restaurants	5,116	318,471
DR Horton	10,799	324,618
General Motors	14,983	476,459
Sinclair Broadcast Group, Cl A	8,349	267,752
Walt Disney	1,725	178,124
Williams-Sonoma	3,006	176,693

		2,138,912

CONSUMER STAPLES — 8.4%
Altria Group	11,581	726,245
Cal-Maine Foods	2,867	145,529
Colgate-Palmolive	8,264	586,082
Dr Pepper Snapple Group	1,751	159,183
Procter & Gamble	5,163	413,660

		2,030,699

ENERGY — 11.5%
Exxon Mobil	12,289	1,086,347
Frank’s International	6,613	110,106
Helmerich & Payne	2,415	159,680
Occidental Petroleum	2,406	184,420
Oceaneering International	7,191	263,550
Schlumberger	5,042	405,075
Tesoro	2,700	215,163
Valero Energy	5,969	351,395

		2,775,736

FINANCIALS — 26.9%
Apartment Investment & Management, Cl A ‡	6,095	244,165
Bank of America	44,168	643,086
Bank of New York Mellon	10,613	427,067
Blackstone Mortgage Trust, Cl A ‡	4,424	121,572
Capital One Financial	4,949	358,258
Citizens Financial Group	5,457	124,692
Endurance Specialty Holdings	6,529	417,725
Goldman Sachs Group	2,865	470,175

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Hartford Financial Services Group	7,328	$325,217
JPMorgan Chase	12,392	783,175
KeyCorp	22,191	272,727
PNC Financial Services Group	3,341	293,273
Prudential Financial	6,863	532,843
Simon Property Group ‡	1,147	230,742
Sun Communities ‡	3,171	215,216
SunTrust Banks	7,277	303,742
Wells Fargo	14,408	720,113

		6,483,788

HEALTH CARE — 12.6%
Amedisys *	4,039	207,968
Amgen	1,965	311,060
Cardinal Health	5,063	397,243
Gilead Sciences	3,997	352,575
ICON *	7,669	518,271
PAREXEL International *	6,980	426,478
Select Medical Holdings	11,055	147,916
UnitedHealth Group	5,193	683,814

		3,045,325

INDUSTRIALS — 8.2%
ADT	10,340	434,072
Alaska Air Group	2,947	207,557
Cintas	3,202	287,476
Delta Air Lines	5,299	220,810
Eaton	8,278	523,749
Snap-on	1,834	292,120

		1,965,784

INFORMATION TECHNOLOGY — 12.2%
Apple	1,050	98,427
Booz Allen Hamilton Holding, Cl A	14,934	411,731
Broadridge Financial Solutions	5,597	334,925
Cisco Systems	10,660	293,043
CSRA	4,515	117,209
Intel	19,097	578,257
Maxim Integrated Products	2,649	94,622
Microsoft	11,938	595,348
Open Text	3,861	215,907
Western Union	9,434	188,680

		2,928,149

MATERIALS — 1.2%
LyondellBasell Industries, Cl A	3,439	284,302

TELECOMMUNICATION SERVICES — 2.8%
AT&T	17,636	684,630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 3.3%
CMS Energy	10,428	$424,211
PPL	9,768	367,668

		791,879

Total Common Stock (Cost $22,903,654)		23,129,204

Total Investments — 96.0% (Cost $22,903,654)		$23,129,204

Percentages based on Net Assets of $24,099,041.

*	Non-income producing security.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes .

‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six-month period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%
	Shares	Value
CONSUMER DISCRETIONARY — 13.2%
American Axle & Manufacturing Holdings *	16,378	$254,023
Big Lots	7,545	346,014
Bloomin’ Brands	15,900	297,330
Boyd Gaming *	15,355	286,217
Brunswick	2,920	140,248
Caleres	9,110	229,663
Helen of Troy *	2,980	296,599
JC Penney *	26,765	248,379
Marcus	12,995	251,453
Nautilus *	27,661	487,940
New Media Investment Group	17,185	275,819
Pool	3,195	279,275
Potbelly *	6,680	95,190
Ruth’s Hospitality Group	34,770	552,148
Sequential Brands Group *	41,340	229,437
Tenneco *	5,990	319,267
Tile Shop Holdings *	18,035	321,744
Urban Outfitters *	7,790	236,193

		5,146,939

CONSUMER STAPLES — 2.5%
Central Garden & Pet, Cl A *	23,801	387,719
Cott	15,155	200,955
John B Sanfilippo & Son	3,580	198,081
Natural Grocers by Vitamin Cottage *	13,395	178,957

		965,712

ENERGY — 3.0%
Alon USA Energy	15,060	158,130
Dril-Quip *	3,300	213,906
Oceaneering International	5,090	186,549
Rowan, Cl A	22,465	422,566
Tallgrass Energy Partners	4,600	189,060

		1,170,211

COMMON STOCK — continued
	Shares	Value
FINANCIALS — 23.6%
1st Source	3,375	$116,235
American Equity Investment Life Holding	17,180	240,520
Banc of California	14,471	294,485
Beneficial Bancorp *	13,305	184,806
Cardinal Financial	5,014	110,960
CenterState Banks	17,450	284,261
Customers Bancorp *	11,210	291,236
DCT Industrial Trust ‡	10,178	410,886
Employers Holdings	12,180	361,746
Evercore Partners, Cl A	4,940	255,102
First Defiance Financial	5,080	201,066
First Industrial Realty Trust ‡	13,040	299,138
Glacier Bancorp	12,230	316,634
Great Southern Bancorp	4,296	162,647
Hanmi Financial	11,980	276,978
Highwoods Properties ‡	5,720	267,296
International Bancshares	9,880	258,757
Investment Technology Group	8,945	174,606
Investors Bancorp	39,000	450,449
Mack-Cali Realty ‡	9,240	236,174
Monogram Residential Trust ‡	71,153	720,780
Morningstar	3,400	282,880
Popular	8,760	260,347
Ryman Hospitality Properties ‡	3,890	200,452
Selective Insurance Group	8,185	284,101
Starwood Property Trust ‡	10,370	200,763
STORE Capital ‡	23,490	602,988
Sun Communities ‡	5,110	346,816
TriCo Bancshares	8,657	233,046
Urban Edge Properties ‡	14,580	378,205
Washington Federal	14,330	348,077
Western Alliance Bancorp *	3,120	114,130

		9,166,567

HEALTH CARE — 17.0%
Allscripts Healthcare Solutions *	20,620	276,308
AMN Healthcare Services *	8,920	316,749
Cambrex *	5,840	281,722
Cepheid *	7,115	203,062
Dynavax Technologies *	6,875	112,819
Emergent BioSolutions *	7,160	275,802
FibroGen *	8,150	146,700
HealthSouth	12,780	529,858
Hill-Rom Holdings	4,580	221,443
Horizon Pharma *	8,615	132,413
Impax Laboratories *	6,565	218,943
INC Research Holdings, Cl A *	13,145	632,668
LHC Group *	5,720	230,745
Merit Medical Systems *	23,735	480,634
MiMedx Group *	22,820	171,835
Molina Healthcare *	8,180	423,397
Omnicell *	8,460	269,536
PAREXEL International *	6,255	382,181

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
PharMerica *	9,140	$216,070
Prestige Brands Holdings *	11,145	632,812
Repligen *	5,770	153,713
Retrophin *	9,560	131,737
Vanda Pharmaceuticals *	20,180	179,602

		6,620,749

INDUSTRIALS — 10.4%
Aircastle	28,496	618,364
Allegiant Travel, Cl A	1,365	219,178
Deluxe	5,800	364,124
EMCOR Group	6,638	321,810
General Cable	16,830	263,221
Griffon	25,720	406,633
Hawaiian Holdings *	3,671	154,439
MRC Global *	18,659	260,853
Multi-Color	3,470	207,610
Timken	17,460	622,100
TrueBlue *	16,392	306,366
Virgin America *	5,485	305,460

		4,050,158

INFORMATION TECHNOLOGY — 16.6%
ACI Worldwide *	11,325	226,387
Aspen Technology *	9,605	365,278
Cardtronics *	9,735	383,754
Ciena *	10,355	174,275
Cirrus Logic *	9,825	354,683
Convergys	10,210	270,565
CoreLogic *	8,150	289,162
ePlus *	3,440	276,542
Fleetmatics Group *	7,335	265,894
Gigamon *	10,435	340,077
GSI Group *	18,815	273,758
Ixia *	46,124	466,775
j2 Global	4,270	271,230
Luxoft Holding, Cl A *	4,540	262,457
Manhattan Associates *	6,630	401,380
Orbotech *	10,290	247,783
Rudolph Technologies *	39,070	541,900
Science Applications International	6,145	326,238
Travelport Worldwide	8,360	116,622
VASCO Data Security International *	17,390	301,369
Web.com Group *	15,410	308,046

		6,464,175

MATERIALS — 5.2%
Cabot	9,975	486,679
Domtar	4,845	187,211
Koppers Holdings *	12,490	313,874
Neenah Paper	3,502	227,945
Owens-Illinois *	18,310	338,003

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
PolyOne	8,370	$301,153
Rayonier Advanced Materials	14,120	144,730

		1,999,595

UTILITIES — 3.6%
Black Hills	5,980	362,328
ONE Gas	5,555	324,801
PNM Resources	10,380	328,838
Southwest Gas	5,979	388,097

		1,404,064

Total Common Stock (Cost $36,547,085)		36,988,170

RIGHTS —%
	Number Of Rights
Dyax, Expires 12/31/19 * (Cost $—)	5,615	—

Total Investments — 95.1% (Cost $36,547,085)		$36,988,170

Percentages based on Net Assets of $38,880,506.

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2016, all of the Fund’s investments, with the exception of the rights, were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles. The rights were considered Level 2.

For the six-month period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2016 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
AUSTRALIA — 5.2%
Caltex Australia	16,400	$405,267
Harvey Norman Holdings	170,000	579,084
Macquarie Group	13,500	651,812
Woodside Petroleum	17,600	379,252

		2,015,415

AUSTRIA — 1.6%
OMV	21,000	630,250

BELGIUM — 2.4%
Delhaize Group ADR	35,100	918,918

BRAZIL — 3.3%
Banco do Brasil	78,000	494,637
JBS	120,000	316,464
Vale ADR, Cl B	83,800	475,146

		1,286,247

CANADA — 4.9%
Alimentation Couche-Tard, Cl B	15,800	692,596
Canadian Imperial Bank of Commerce	10,000	807,683
WestJet Airlines	25,000	418,427

		1,918,706

CHINA — 2.2%
CNOOC ADR	6,850	845,496

DENMARK — 4.8%
Danske Bank	26,100	738,062
Pandora	3,000	389,556
Vestas Wind Systems	10,000	715,418

		1,843,036

FINLAND — 1.8%
UPM-Kymmene	35,700	681,853

FRANCE — 4.6%
BNP Paribas	11,800	624,779

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Christian Dior	3,700	$649,699
Veolia Environnement	21,500	528,194

		1,802,672

GERMANY — 5.2%
Allianz	5,100	865,748
Infineon Technologies	31,000	441,047
METRO	22,500	714,944

		2,021,739

HONG KONG — 5.7%
China Construction Bank	881,500	567,067
Hang Seng Bank	33,900	616,212
Tencent Holdings	23,400	479,349
Wharf Holdings	101,900	553,055

		2,215,683

INDIA — 2.9%
ICICI Bank ADR	55,300	389,865
Tata Motors ADR *	24,000	729,120

		1,118,985

ISRAEL — 3.1%
Bank Leumi Le-Israel *	110,000	404,237
NICE-Systems	12,200	783,649

		1,187,886

JAPAN — 18.0%
Ajinomoto	30,000	712,285
Canon	12,600	364,948
Central Japan Railway	4,000	722,560
Fuji Heavy Industries	15,000	513,980
Honda Motor	8,900	246,360
Hoya	14,000	553,333
ITOCHU	55,100	723,119
Kobe Steel	471,000	470,413
Mizuho Financial Group	392,000	609,379
Nexon	29,000	434,109
Nippon Telegraph & Telephone	20,000	906,179
Otsuka Holdings	10,000	399,214
Tokio Marine Holdings	10,000	340,984

		6,996,863

NORWAY — 1.6%
Norsk Hydro	139,000	604,727

SINGAPORE — 2.7%
United Overseas Bank	24,200	334,699
Wilmar International	252,300	696,013

		1,030,712

SOUTH AFRICA — 1.3%
Sasol ADR	15,000	491,850

SOUTH KOREA — 4.5%
Korea Electric Power ADR	29,000	780,100
LG Display ADR	37,000	379,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Shinhan Financial Group ADR	16,100	$588,616

		1,747,966

SPAIN — 4.2%
ACS Actividades de Construccion y Servicios	17,300	571,998
Almirall	23,000	377,926
Repsol	50,888	666,895

		1,616,819

SWEDEN — 2.1%
Svenska Cellulosa SCA, Cl B	26,000	818,808

SWITZERLAND — 3.0%
Actelion	4,000	646,305
Swiss Re	5,700	505,650

		1,151,955

TURKEY — 1.2%
Turkcell Iletisim Hizmetleri ADR *	44,000	475,200

UNITED KINGDOM — 11.4%
Anglo American	32,800	365,866
Berkeley Group Holdings	12,900	564,525
BT Group, Cl A	71,000	459,785
Experian	22,000	402,139
ITV	183,300	603,153
Marks & Spencer Group	80,000	495,039
Sage Group	100,800	871,924
Shire	10,800	672,406

		4,434,837

Total Common Stock (Cost $39,807,945)		37,856,623

Total Investments — 97.7% (Cost $39,807,945)		$37,856,623

A list of the open forward foreign currency contracts held by the Fund at April 30, 2016, is as follows:

Counterparty	Settlement	Currency to Deliver	Currency to Receive	Unrealized Appreciation
Brown Brothers Herriman	5/6/16	USD 128,138	JPY 14,243,932	$5,753

For the six-month period ended April 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $38,757,385.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

JPY — Japanese Yen

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Australia	$2,015,415	$—	$—	$2,015,415
Austria	630,250	—	—	630,250
Belgium	918,918	—	—	918,918
Brazil	1,286,247	—	—	1,286,247
Canada	1,918,706	—	—	1,918,706
China	845,496	—	—	845,496
Denmark	1,843,036	—	—	1,843,036
Finland	681,853	—	—	681,853
France	1,802,672	—	—	1,802,672
Germany	2,021,739	—	—	2,021,739
Hong Kong	2,215,683	—	—	2,215,683
India	1,118,985	—	—	1,118,985
Israel	—	1,187,886	—	1,187,886
Japan	—	6,996,863	—	6,996,863
Norway	604,727	—	—	604,727
Singapore	1,030,712	—	—	1,030,712
South Africa	491,850	—	—	491,850
South Korea	1,747,966	—	—	1,747,966
Spain	1,616,819	—	—	1,616,819
Sweden	818,808	—	—	818,808
Switzerland	1,151,955	—	—	1,151,955
Turkey	475,200	—	—	475,200
United Kingdom	4,434,837	—	—	4,434,837
Total Investments in Securities	$29,671,874	$8,184,749	$—	$37,856,623

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$5,753	$—	$5,753
Total Other Financial Instruments	$—	$5,753	$—	$5,753

*	Forwards contracts are valued at the unrealized appreciation on the instruments.

For the six-month period ended April 30, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets and liabilities. Transfers between levels, if any, are considered to have occurred as of the end of the period. For the six-month period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Core Bond Fund	Limited Duration Bond Fund	Large Cap Growth Fund
Assets:
Cost of securities	$43,734,134	$50,013,965	$22,779,833

Investments in securities at value	$44,073,757	$50,027,082	$23,155,363
Cash and cash equivalents	453,102	1,215,714	926,510
Interest receivable	270,437	204,393	—
Receivable due from Investment Adviser	20,124	20,530	—
Receivable for investment securities sold	—	257,597	—
Dividends receivable	—	—	17,558
Prepaid expenses	17,748	17,534	12,900

Total Assets	44,835,168	51,742,850	24,112,331

Liabilities:
Payable for investment securities purchased	284,725	849,797	86,077
Payable due to administrator	13,218	14,655	7,213
Payable due to trustees	3,362	3,375	1,675
Chief Compliance Officer fees payable	1,524	1,563	756
Shareholder servicing fees payable (Class S Shares)	3	16	3
Investment Adviser fees payable	—	—	593
Accrued expenses	33,098	34,975	19,204

Total Liabilities	335,930	904,381	115,521

Net Assets	$44,499,238	$50,838,469	$23,996,810

Net Assets:
Paid-in Capital	$44,458,655	$50,866,698	$25,060,273
Undistributed net investment income	24,471	20,374	232
Accumulated net realized loss on investments	(323,511)	(61,720)	(1,439,225)
Net unrealized appreciation on investments	339,623	13,117	375,530

Net Assets	$44,499,238	$50,838,469	$23,996,810

Institutional Shares:
Net Assets	$44,488,704	$50,828,259	$23,987,312
Total shares outstanding at end of period	4,451,209	5,089,555	2,509,380
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.99	$9.99	$9.56
Class S Shares:
Net Assets	$10,534	$10,210	$9,498
Total shares outstanding at end of period	1,054	1,022	994
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.99	$9.99	$9.55	†

*Redemption price per share may vary depending on the length of time shares are held.

†Net assets divided by Shares do not calculate to the stated NAV due to rounding.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
APRIL 30, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Large Cap Value Fund	Small Cap Equity Fund	International Equity Fund
Assets:
Cost of securities	$22,903,654	$36,547,085	$39,807,945

Investments in securities at value	$23,129,204	$36,988,170	$37,856,623
Cash and cash equivalents	625,531	2,164,105	1,340,002
Receivable for investment securities sold	468,397	358,551	562,138
Dividends receivable	20,253	8,276	111,858
Tax reclaim receivable	399	—	45,576
Unrealized gain on foreign currency forward contracts	—	—	5,753
Prepaid expenses	12,644	16,455	15,901

Total Assets	24,256,428	39,535,557	39,937,851

Liabilities:
Payable for investment securities purchased	127,610	606,356	900,431
Payable due to administrator	7,119	11,627	11,331
Payable due to trustees	1,669	3,006	2,877
Chief Compliance Officer fees payable	754	1,300	1,272
Investment Adviser fees payable	515	9,538	10,340
Shareholder servicing fees payable (Class S Shares)	3	3	3
Unrealized loss on foreign currency spot contracts	—	—	214
Foreign currency due	—	—	229,372
Accrued expenses	19,717	23,221	24,626

Total Liabilities	157,387	655,051	1,180,466

Net Assets	$24,099,041	$38,880,506	$38,757,385

Net Assets:
Paid-in Capital	$25,403,717	$41,919,064	$42,327,826
Undistributed (distributions in excess of) net investment income	3,405	(30,196)	199,856
Accumulated net realized loss on investments	(1,533,631)	(3,449,447)	(1,823,825)
Net unrealized appreciation (depreciation) on investments	225,550	441,085	(1,951,322)
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	4,850

Net Assets	$24,099,041	$38,880,506	$38,757,385

Institutional Shares:
Net Assets	$24,089,302	$38,871,605	$38,747,934
Total shares outstanding at end of period	2,558,777	4,202,060	4,255,887
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.41	$9.25	$9.10
Class S Shares:
Net Assets	$9,739	$8,901	$9,451
Total shares outstanding at end of period	1,035	963	1,038
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.41	$9.25 †	$9.10 †

*Redemption price per share may vary depending on the length of time shares are held.

†Net assets divided by Shares do not calculate to the stated NAV due to rounding.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
FOR THE SIX-MONTH PERIOD ENDED
APRIL 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS
	Core Bond Fund	Limited Duration Bond Fund	Large Cap Growth Fund
Investment Income
Dividends	$—	$—	$136,708
Interest	539,801	321,773	—

Total Investment Income	539,801	321,773	136,708

Expenses
Investment Advisory Fees	85,051	84,717	66,129
Administration Fees	72,835	72,692	37,745
Trustees’ Fees	5,814	5,759	2,983
Chief Compliance Officer Fees	3,643	3,617	1,866
Shareholder Servicing Fees (Class S Shares)	2	3	2
Transfer Agent Fees	21,841	21,441	18,213
Audit Fees	13,081	13,081	11,494
Legal Fees	9,353	9,197	4,740
Registration & Filing Fees	9,283	9,851	7,446
Offering Costs (See Note 2)	8,590	8,590	8,590
Pricing Fees	8,102	10,395	1,745
Printing Fees	6,344	6,316	3,267
Custodian Fees	602	531	2,241
Other Expenses	3,468	3,397	1,830

Total Expenses	248,009	249,587	168,291

Less:
Investment Advisory Fees Waiver	(85,051)	(84,717)	(66,129)
Reimbursement from Adviser	(41,627)	(44,294)	(3,073)

Net Expenses	121,331	120,576	99,089

Net Investment Income	418,470	201,197	37,619

Net Realized Loss on Investments	(83,872)	(14,195)	(726,552)
Net Change in Unrealized Appreciation (Depreciation) on Investments	722,749	50,633	(293,536)

Net Gain (Loss) on Investments	638,877	36,438	(1,020,088)

Net Increase (Decrease) in Net Assets from Operations	$1,057,347	$237,635	$(982,469)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
FOR THE SIX-MONTH PERIOD ENDED
APRIL 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS
	Large Cap Value Fund	Small Cap Equity Fund	International Equity Fund
Investment Income
Dividends	$287,369	$221,968	$577,450
Less: Foreign Taxes Withheld	(472)	(135)	(54,980)

Total Investment Income	286,897	221,833	522,470

Expenses
Investment Advisory Fees	64,832	137,037	164,082
Administration Fees	37,022	64,597	62,370
Trustees’ Fees	2,926	5,117	4,957
Chief Compliance Officer Fees	1,830	3,184	3,093
Shareholder Servicing Fees (Class S Shares)	2	2	2
Transfer Agent Fees	18,104	21,519	21,014
Audit Fees	11,494	11,494	11,494
Offering Costs (See Note 2)	8,590	8,195	8,195
Registration & Filing Fees	7,342	8,910	8,567
Legal Fees	4,653	8,260	7,960
Printing Fees	3,210	5,510	5,368
Custodian Fees	2,642	2,362	3,741
Pricing Fees	1,668	2,858	3,504
Other Expenses	1,794	3,186	3,067

Total Expenses	166,109	282,231	307,414

Less:
Investment Advisory Fees Waiver	(64,832)	(84,669)	(108,012)
Reimbursement from Adviser	(4,131)	—	—

Net Expenses	97,146	197,562	199,402

Net Investment Income	189,751	24,271	323,068

Net Realized Loss on Investments	(107,462)	(2,725,062)	(796,455)
Net Realized Loss on Foreign Currency Transactions	—	—	(8,869)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(218,593)	79,230	561,560
Net Change in Unrealized Appreciation (Depreciation) on Translations of other Assets and Liabilities Denominated in Foreign Currencies on Investments	—	—	5,143

Net Loss on Investments and Foreign Currency Transactions	(326,055)	(2,645,832)	(238,621)

Net Increase (Decrease) in Net Assets from Operations	$(136,304)	$(2,621,561)	$84,447

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Core Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015*
Operations:
Net Investment Income	$418,470	$501,862
Net Realized Loss on Investments	(83,872)	(165,700)
Net Change in Unrealized Appreciation (Depreciation) on Investments	722,749	(383,126)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,057,347	(46,964)

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(476,119)	(493,510)
Class S Shares	(113)	(58)

Total Dividends and Distributions	(476,232)	(493,568)

Capital Share Transactions:
Institutional Shares
Issued	1,997,274	41,652,697
Reinvestment of Dividends	474,025	492,628
Redeemed	(51,019)	(117,259)

Net Increase in Net Assets from Institutional Shares Transactions	2,420,280	42,028,066

Class S Shares
Issued	—	10,138
Reinvestment of Dividends	113	58
Redeemed	—	—

Net Increase in Net Assets from Class S Shares Transactions	113	10,196

Net Increase in Net Assets from Capital Share Transactions	2,420,393	42,038,262

Total Increase in Net Assets	3,001,508	41,497,730
Net Assets:
Beginning of Period	41,497,730	—

End of Period	$44,499,238	$41,497,730

Undistributed Net Investment Income	$24,471	$82,233

Share Transactions:
Institutional Shares
Issued	201,966	4,168,043
Reinvestment of Dividends	48,238	50,020
Redeemed	(5,181)	(11,877)

Total Increase in Institutional Shares	245,023	4,206,186

Class S Shares
Issued	—	1,037
Reinvestment of Dividends	11	6

Total Increase in Class S Shares	11	1,043

Net Increase in Shares Outstanding	245,034	4,207,229

*Commenced operations on February 27, 2015.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Limited Duration Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015*
Operations:
Net Investment Income	$201,197	$194,186
Net Realized Loss on Investments	(14,195)	(27,174)
Net Change in Unrealized Appreciation (Depreciation) on Investments	50,633	(37,516)

Net Increase in Net Assets Resulting from Operations	237,635	129,496

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(219,296)	(175,662)
Class S Shares	(44)	(358)

Total Dividends and Distributions	(219,340)	(176,020)

Capital Share Transactions:
Institutional Shares
Issued	10,933,831 †	39,574,320
Reinvestment of Dividends	217,690	174,804
Redeemed	(37,779)	(6,561)

Net Increase in Net Assets from Institutional Shares Transactions	11,113,742	39,742,563

Class S Shares
Issued	—	151,140
Reinvestment of Dividends	—	359
Redeemed	(141,106)	—

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(141,106)	151,499

Net Increase in Net Assets from Capital Share Transactions	10,972,636	39,894,062

Total Increase in Net Assets	10,990,931	39,847,538
Net Assets:
Beginning of Period	39,847,538	—

End of Period	$50,838,469	$39,847,538

Undistributed Net Investment Income	$20,374	$38,517

Share Transactions:
Institutional Shares
Issued	1,097,013 †	3,957,594
Reinvestment of Dividends	21,888	17,506
Redeemed	(3,789)	(657)

Total Increase in Institutional Shares	1,115,112	3,974,443

Class S Shares
Issued	—	15,129
Reinvestment of Dividends	—	36
Redeemed	(14,143)	—

Total Increase (Decrease) in Class S Shares	(14,143)	15,165

Net Increase in Shares Outstanding	1,100,969	3,989,608

*Commenced operations on February 27, 2015.

†Includes subscriptions as a result of in-kind transactions (see Note 9).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Large Cap Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015*
Operations:
Net Investment Income	$37,619	$11,913
Net Realized Loss on Investments	(726,552)	(712,673)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(293,536)	669,066

Net Decrease in Net Assets Resulting from Operations	(982,469)	(31,694)

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(37,558)	(11,725)
Class S Shares	(14)	(3)

Total Dividends and Distributions	(37,572)	(11,728)

Capital Share Transactions:
Institutional Shares
Issued	2,863,322 †	22,803,450
Reinvestment of Dividends	37,211	11,663
Redeemed	(11,655)	(653,877)

Net Increase in Net Assets from Institutional Shares Transactions	2,888,878	22,161,236

Class S Shares
Issued	—	10,142
Reinvestment of Dividends	14	3
Redeemed	—	—

Net Increase in Net Assets from Class S Shares Transactions	14	10,145

Net Increase in Net Assets from Capital Share Transactions	2,888,892	22,171,381

Total Increase in Net Assets	1,868,851	22,127,959
Net Assets:
Beginning of Period	22,127,959	—

End of Period	$23,996,810	$22,127,959

Undistributed Net Investment Income	$232	$185

Share Transactions:
Institutional Shares
Issued	296,369 †	2,281,039
Reinvestment of Dividends	3,783	1,244
Redeemed	(1,202)	(71,853)

Total Increase in Institutional Shares	298,950	2,210,430

Class S Shares
Issued	—	993
Reinvestment of Dividends	1	—

Total Increase in Class S Shares	1	993

Net Increase in Shares Outstanding	298,951	2,211,423

*Commenced operations on February 27, 2015.

†Includes subscriptions as a result of in-kind transactions (see Note 9).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Large Cap Value Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015*
Operations:
Net Investment Income	$189,751	$187,312
Net Realized Loss on Investments	(107,462)	(1,423,479)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(218,593)	444,143

Net Decrease in Net Assets Resulting from Operations	(136,304)	(792,024)

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(199,141)	(177,090)
Class S Shares	(86)	(31)

Total Dividends and Distributions	(199,227)	(177,121)

Capital Share Transactions:
Institutional Shares
Issued	2,873,702 †	22,851,158
Reinvestment of Dividends	197,244	176,497
Redeemed	(22,502)	(682,638)

Net Increase in Net Assets from Institutional Shares Transactions	3,048,444	22,345,017

Class S Shares
Issued	—	10,139
Reinvestment of Dividends	86	31
Redeemed	—	—

Net Increase in Net Assets from Class S Shares Transactions	86	10,170

Net Increase in Net Assets from Capital Share Transactions	3,048,530	22,355,187

Total Increase in Net Assets	2,712,999	21,386,042
Net Assets:
Beginning of Period	21,386,042	—

End of Period	$24,099,041	$21,386,042

Undistributed Net Investment Income	$3,405	$12,881

Share Transactions:
Institutional Shares
Issued	308,512 †	2,290,674
Reinvestment of Dividends	20,791	18,828
Redeemed	(2,459)	(77,569)

Total Increase in Institutional Shares	326,844	2,231,933

Class S Shares
Issued	—	1,022
Reinvestment of Dividends	10	3

Total Increase in Class S Shares	10	1,025

Net Increase in Shares Outstanding	326,854	2,232,958

*Commenced operations on February 27, 2015.

†Includes subscriptions as a result of in-kind transactions (see Note 9).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	Small Cap Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015*
Operations:
Net Investment Income	$24,271	$1,416
Net Realized Loss on Investments	(2,725,062)	(712,686)
Net Change in Unrealized Appreciation on Investments	79,230	361,855

Net Decrease in Net Assets Resulting from Operations	(2,621,561)	(349,415)

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(51,772)	(15,600)
Class S Shares	(10)	—
Return of Capital:
Institutional Shares	—	(27,260)

Total Dividends and Distributions	(51,782)	(42,860)

Capital Share Transactions:
Institutional Shares
Issued	1,171,090	41,051,719
Reinvestment of Dividends	51,566	42,860
Redeemed	(28,222)	(353,044)

Net Increase in Net Assets from Institutional Shares Transactions	1,194,434	40,741,535

Class S Shares
Issued	—	10,145
Reinvestment of Dividends	10	—
Redeemed	—	—

Net Increase in Net Assets from Class S Shares Transactions	10	10,145

Net Increase in Net Assets from Capital Share Transactions	1,194,444	40,751,680

Total Increase (Decrease) in Net Assets	(1,478,899)	40,359,405
Net Assets:
Beginning of Period	40,359,405	—

End of Period	$38,880,506	$40,359,405

Distributions in Excess of Net Investment Income	$(30,196)	$(2,685)

Share Transactions:
Institutional Shares
Issued	129,065	4,104,583
Reinvestment of Dividends	5,465	4,169
Redeemed	(3,248)	(37,974)

Total Increase in Institutional Shares	131,282	4,070,778

Class S Shares
Issued	—	962
Reinvestment of Dividends	1	—

Total Increase in Class S Shares	1	962

Net Increase in Shares Outstanding	131,283	4,071,740

*Commenced operations on February 27, 2015.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

STATEMENTS OF CHANGES IN NET ASSETS
	International Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015*
Operations:
Net Investment Income	$323,068	$614,968
Net Realized Loss on Investments	(796,455)	(1,018,501)
Net Realized Loss on Foreign Currency Transactions	(8,869)	(115,055)
Net Change in Unrealized Appreciation (Depreciation) on Investments	561,560	(2,512,882)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	5,143	(293)

Net Increase (Decrease) in Net Assets Resulting from Operations	84,447	(3,031,763)

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(123,183)	(499,891)
Class S Shares	(29)	(22)
Return of Capital:
Institutional Shares	—	(3,371)
Class S Shares	—	(1)

Total Dividends and Distributions	(123,212)	(503,285)

Capital Share Transactions:
Institutional Shares
Issued	928,232	40,779,145
Reinvestment of Dividends	123,064	503,262
Redeemed	(12,497)	(199)

Net Increase in Net Assets from Institutional Shares Transactions	1,038,799	41,282,208

Class S Shares
Issued	—	10,139
Reinvestment of Dividends	29	23
Redeemed	—	—

Net Increase in Net Assets from Class S Shares Transactions	29	10,162

Net Increase in Net Assets from Capital Share Transactions	1,038,828	41,292,370

Total Increase in Net Assets	1,000,063	37,757,322
Net Assets:
Beginning of Period	37,757,322	—

End of Period	$38,757,385	$37,757,322

Undistributed Net Investment Income	$199,856	$—

Share Transactions:
Institutional Shares
Issued	107,300	4,083,254
Reinvestment of Dividends	13,812	53,039
Redeemed	(1,498)	(20)

Total Increase in Institutional Shares	119,614	4,136,273

Class S Shares
Issued	—	1,032
Reinvestment of Dividends	3	3

Total Increase in Class S Shares	3	1,035

Net Increase in Shares Outstanding	119,617	4,137,308

*Commenced operations on February 27, 2015.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Knights of Columbus Core Bond Fund
Institutional Shares
2016@	$9.86	$0.10	$0.14	$0.24	$(0.11)	$—	$(0.11)	$9.99	2.45%	$44,489	0.57%	1.17%	1.97%	19%
2015(1)	$10.00	$0.13	$(0.15)	$(0.02)	$(0.12)	$—	$(0.12)	$9.86	(0.18)%	$41,487	0.60%	1.19%	1.87%	68%
Class S Shares
2016@	$9.86	$0.10	$0.14	$0.24	$(0.11)	$—	$(0.11)	$9.99	2.44%	$11	0.60%	1.20%	1.95%	19%
2015(2)	$9.78	$0.05	$0.09	$0.14	$(0.06)	$—	$(0.06)	$9.86	1.39%	$10	0.63%	1.31%	1.64%	68%
Knights of Columbus Limited Duration Bond Fund
Institutional Shares
2016@	$9.99	$0.05	$—	$0.05	$(0.05)	$—	$(0.05)	$9.99	0.52%	$50,828	0.57%	1.18%	0.95%	37%
2015(1)	$10.00	$0.05	$(0.01)	$0.04	$(0.05)	$—	$(0.05)	$9.99	0.36%	$39,696	0.60%	1.22%	0.77%	77%
Class S Shares
2016@	$9.99	$0.04	$—	$0.04	$(0.04)	$—	$(0.04)	$9.99	0.43%	$10	0.63%	1.15%	0.79%	37%
2015(2	$9.99	$0.02	$—	$0.02	$(0.02)	$—	$(0.02)	$9.99	0.24%	$151	0.65%	1.48%	0.71%	77%
Knights of Columbus Large Cap Growth Fund
Institutional Shares
2016@	$10.01	$0.02	$(0.45)	$(0.43)	$(0.02)	$—	$(0.02)	$9.56	(4.34)%	$23,987	0.90%	1.53%	0.34%	30%
2015(1)	$10.00	$0.01	$0.01	$0.02	$(0.01)	$—	$(0.01)	$10.01	0.16%	$22,118	0.90%	1.61%	0.08%	66%
Class S Shares
2016@	$10.00	$0.02	$(0.46)	$(0.44)	$(0.01)	$—	$(0.01)	$9.55	(4.36)%	$9	0.93%	1.56%	0.32%	30%
2015(2)	$10.22	$—	$(0.22)	$(0.22)	$—	$—	$—	$10.00	(2.12)%	$10	0.93%	1.79%	0.03%	66%
Knights of Columbus Large Cap Value Fund
Institutional Shares
2016@	$9.58	$0.08	$(0.16)	$(0.08)	$(0.09)	$—	$(0.09)	$9.41	(0.89)%	$24,089	0.90%	1.54%	1.76%	26%
2015(1)	$10.00	$0.09	$(0.43)	$(0.34)	$(0.08)	$—	$(0.08)	$9.58	(3.36)%	$21,376	0.90%	1.62%	1.33%	54%
Class S Shares
2016@	$9.58	$0.08	$(0.17)	$(0.09)	$(0.08)	$—	$(0.08)	$9.41	(0.91)%	$10	0.93%	1.56%	1.75%	26%
2015(2)	$9.92	$0.03	$(0.34)	$(0.31)	$(0.03)	$—	$(0.03)	$9.58	(3.10)%	$10	0.93%	1.80%	1.07%	54%
Knights of Columbus Small Cap Equity Fund
Institutional Shares
2016@	$9.91	$0.01	$(0.66)	$(0.65)	$(0.01)	$—	$(0.01)	$9.25	(6.54)%	$38,872	1.05%	1.49%	0.13%	46%
2015(1)	$10.00	$—	$(0.08)	$(0.08)	$—	$(0.01)	$(0.01)	$9.91	(0.80)%	$40,350	1.05%	1.49%	0.01%	64%
Class S Shares
2016@	$9.91	$—	$(0.65)	$(0.65)	$(0.01)	$—	$(0.01)	$9.25	(6.55)%	$9	1.09%	1.55%	0.08%	46%
2015(2)	$10.55	$(0.01)	$(0.63)	$(0.64)	$—	$—	$—	$9.91	(6.07)%	$10	1.09%	1.65%	(0.34)%	64%
Knights of Columbus International Equity Fund
Institutional Shares
2016@	$9.13	$0.08	$(0.08)	$—	$(0.03)	$—	$(0.03)	$9.10	—%	$38,748	1.04%	1.61%	1.69%	29%
2015(1)	$10.00	$0.15	$(0.90)	$(0.75)	$(0.12)	$—	$(0.12)	$9.13	(7.50)%	$37,748	1.10%	1.71%	2.36%	30%
Class S Shares
2016@	$9.12	$0.08	$(0.07)	$0.01	$(0.03)	$—	$(0.03)	$9.10	0.10%	$9	1.09%	1.67%	1.65%	29%
2015(2)	$9.82	$0.03	$(0.71)	$(0.68)	$(0.02)	$—	$(0.02)	$9.12	(6.88)%	$9	1.14%	1.80%	1.03%	30%

*	Per share data calculated using the average shares method.
†	Total return and portfolio turnover are for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
@	For the six-month period ended April 30, 2016 (unaudited). All ratios for the period have been annualized.
(1)	Commenced operations on February 27, 2015. All ratios for the period have been annualized.
(2)	Commenced operations on July 14, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 14 funds. The financial statements herein are those of the Knights of Columbus Core Bond Fund (“Core Bond Fund”), Knights of Columbus Limited Duration Bond Fund(“Limited Duration Bond Fund”), Knights of Columbus Large Cap Growth Fund (“Large Cap Growth Fund”), Knights of Columbus Large Cap Value Fund (“Large Cap Value Fund”), Knights of Columbus Small Cap Equity Fund (“Small Cap Equity Fund”) and Knights of Columbus International Equity Fund (“International Equity Fund”) (collectively the “Funds,” individually a “Fund”), all of which are diversified Funds. The investment objective of the Core Bond Fund and Limited Duration Bond Fund is to seek current income and capital preservation. The investment objective of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Equity Fund and International Equity Fund is to seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted Accounting Principles (U.S. GAAP). Therefore the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2016, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Cash and cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund’s maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Offering Costs Payable — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of April 30, 2016, the offering costs were fully amortized for the Funds.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six-month period ended April 30, 2016, there were no redemption fees in any of the Funds. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the six-month period ended April 30, 2016, the Funds were charged the following for these services:

Core Bond Fund	$72,835
Limited Duration Bond Fund	72,692
Large Cap Growth Fund	37,745
Large Cap Value Fund	37,022
Small Cap Equity Fund	64,597
International Equity Fund	62,370

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the period ended April 30, 2016, the Funds were charged the following rates for these services:

Core Bond Fund	0.03%
Limited Duration Bond Fund	0.06%
Large Cap Growth Fund	0.03%
Large Cap Value Fund	0.03%
Small Cap Equity Fund	0.04%
International Equity Fund	0.05%

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Core Bond Fund, Limited Duration Bond Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Equity Fund and International Equity Fund at 0.40%, 0.40%, 0.60%, 0.60%, 0.725%, 0.90%, respectively, of each Fund’s average daily net assets.

Effective March 1, 2016, the Adviser has contractually agreed, through February 28, 2017, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep the total operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

	Contractual Expense Limitations Institutional Shares	Contractual Expense Limitations Class S Shares
Core Bond Fund	0.50%*	0.70%*
Limited Duration Bond Fund	0.50%*	0.70%*
Large Cap Growth Fund	0.90%	1.10%
Large Cap Value Fund	0.90%	1.10%
Small Cap Equity Fund	1.05%	1.25%
International Equity Fund	1.10%	1.30%

*	Prior to March 1, 2016, the contractual expense limitations for the Institutional Shares and Class S Shares were 0.60% and 0.80%, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the six-month period ending April 30, 2016.

6. Investment Transactions:

For the six-month period ended April 30, 2016, the Funds made purchases and sales of investment securities other than short-term securities as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
Core Bond Fund	$6,792,048	$4,194,861	$5,216,017	$3,439,494
Limited Duration Bond Fund	6,076,310	7,582,678	18,835,374	7,723,551
Large Cap Growth Fund	9,380,276	6,466,008	—	—
Large Cap Value Fund	8,726,667	5,523,996	—	—
Small Cap Equity Fund	17,281,048	17,146,261	—	—
International Equity Fund	12,077,154	10,642,654	—	—

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last fiscal period were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Core Bond Fund 2015	$493,568	$—	$—	$493,568
Limited Duration Bond Fund 2015	176,020	—	—	176,020
Large Cap Growth Fund 2015	11,728	—	—	11,728
Large Cap Value Fund 2015	177,121	—	—	177,121
Small Cap Equity Fund 2015	15,800	—	27,060	42,860
International Equity Fund 2015	499,913	—	3,372	503,285

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

As of October 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards Short-Term	Unrealized Appreciation (Depreciation)	Total Accumulated Losses
Core Bond Fund	$82,233	$(228,024)	$(394,741)	$(540,532)
Limited Duration Bond Fund	38,517	(47,525)	(37,516)	(46,524)
Large Cap Growth Fund	185	(698,025)	654,418	(43,422)
Large Cap Value Fund	12,881	(1,390,324)	408,298	(969,145)
Small Cap Equity Fund	—	(712,689)	347,474	(365,215)
International Equity Fund	—	(1,018,501)	(2,513,175)	(3,531,676)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2016, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$43,734,134	$474,085	$(134,462)	$339,623
Limited Duration Bond Fund	50,013,965	134,615	(121,498)	13,117
Large Cap Growth Fund	22,779,833	1,551,680	(1,176,150)	375,530
Large Cap Value Fund	22,903,654	912,008	(686,458)	225,550
Small Cap Equity Fund	36,547,085	2,749,575	(2,308,490)	441,085
International Equity Fund	39,807,945	2,009,724	(3,961,046)	(1,951,322)

8. Concentration of Risks:

When the Funds invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Funds to sell their securities and could impact their net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The market value of the Funds’ investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. In-Kind Transactions:

During the six-month period ended April 30, 2016, the following Funds issued shares of beneficial interest in exchange for securities and/or cash. The securities were issued at their current value on the date of the transaction.

	Transaction Date	Shares Issued	Value	Cash
Limited Duration Bond Fund	4/4/2016	667,579	$3,114,119	$3,541,644
Large Cap Growth Fund	4/4/2016	146,281	—	1,426,235
Large Cap Value Fund	4/4/2016	151,889	—	1,426,235

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2016 (Unaudited)

10. Other:

At April 30, 2016, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders Institutional Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership
Core Bond Fund	2	80%	1	99%
Limited Duration Bond Fund	2	73%	1	99%
Large Cap Growth Fund	2	73%	1	99%
Large Cap Value Fund	2	72%	1	99%
Small Cap Equity Fund	1	87%	1	99%
International Equity Fund	1	96%	1	99%

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Core Bond Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,024.50	0.57%	$2.87
Class S Shares	1,000.00	1,024.40	0.60%	3.02
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.03	0.57%	$2.87
Class S Shares	1,000.00	1,021.88	0.60%	3.02
Limited Duration Bond Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,005.20	0.57%	$2.84
Class S Shares	1,000.00	1,004.30	0.63%	3.14
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.03	0.57%	$2.87
Class S Shares	1,000.00	1,021.73	0.63%	3.17
Large Cap Growth Fund
Actual Fund Return
Institutional Shares	$1,000.00	$956.60	0.90%	$4.38
Class S Shares	1,000.00	956.40	0.93%	4.52
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.39	0.90%	$4.52
Class S Shares	1,000.00	1,020.24	0.93%	4.67

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$991.10	0.90%	$4.46
Class S Shares	1,000.00	990.90	0.93%	4.60
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.39	0.90%	$4.52
Class S Shares	1,000.00	1,020.24	0.93%	4.67
Small Cap Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$934.60	1.05%	$5.05
Class S Shares	1,000.00	934.50	1.09%	5.24
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.64	1.05%	$5.27
Class S Shares	1,000.00	1,019.44	1.09%	5.47
International Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,000.00	1.04%	$5.17
Class S Shares	1,000.00	1,001.00	1.09%	5.42
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,019.69	1.04%	$5.22
Class S Shares	1,000.00	1,019.44	1.09%	5.47
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, Connecticut 06510

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

KOC-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016